FIFTH THIRD U.S. TREASURY
                                MONEY MARKET FUND


                                PREFERRED SHARES






                      FOR CUSTOMERS OF 1ST SOURCE BANK ONLY

                                   Prospectus
                                November 3, 2003

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FIFTH THIRD FUNDS
U.S. TREASURY MONEY MARKET FUND
PREFERRED SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sectons so that you can easily review this important information. For more detailed information about the Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS
U.S. Treasury Money Market Fund ............................  2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .................................................  3
Expense Examples ...........................................  3

ADDITIONAL INFORMATION ABOUT THE
   FUND'S INVESTMENTS ......................................  4

FUND MANAGEMENT
Investment Advisor .........................................  7

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares .........................  8
Purchasing and Adding to Your Shares .......................  8
Selling Your Shares ........................................  9
Closing of Small Accounts ..................................  9
Exchanging Your Shares ..................................... 10
Dividends and Capital Gains ................................ 10
Taxation ................................................... 10

FINANCIAL HIGHLIGHTS ....................................... 11

BACK COVER
Where to learn more about Fifth Third Funds



OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third U.S. Treasury Money Market Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003 or estimated amounts for the current fiscal year.

SHAREHOLDER FEES                                                    FEE TABLE
--------------------------------------------------------------------------------
                                                                    FIFTH THIRD
                                                                   U.S. TREASURY
                                                                   MONEY MARKET
                                                                       FUND

--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                 None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            0.40%
--------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                   None
--------------------------------------------------------------------------------
OTHER EXPENSES1                                                            0.40%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       0.80%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                                   0.43%
--------------------------------------------------------------------------------
NET EXPENSES                                                               0.37%
--------------------------------------------------------------------------------

1 Other expenses are based on estimated amounts for the current fiscal year. Preferred class shareholders pay a shareholder servicing fee of up to 0.15% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses, to limit total annual fund operating expenses for the U.S. Treasury Money Market Fund to 0.37%. This waiver and/or expense reimbursement will remain in effect until November 30, 2005. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by a Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described above.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

--------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND 1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
   Preferred Shares                          $ 38     $ 167     $ 357     $ 907
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Fund uses, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

INSTRUMENT                                                                                                     RISK TYPE
--------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by                                 Credit
Maturities are generally six months or less.                                                                   Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
--------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay                                Market
the bondholder a specified sum of money, usually at specific intervals,                                         Credit
and to repay the principal amount of the loan at maturity.                                                   Interest Rate
                                                                                                               Liquidity
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued                                      Credit
by corporations and other entities. Maturities generally vary from a few days                                  Liquidity
to nine months.                                                                                                 Market
                                                                                                             Interest Rate
--------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract,                                  Management
index or security, or any combination thereof, including futures, options                                       Market
(e.g., put and calls), options on futures, and some mortgage-backed securities.                                 Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
--------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at                                     Leverage
a fixed price for delivery at a future date.                                                                   Liquidity
--------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                         Liquidity
                                                                                                                Market
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                                 Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor.
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                                  Market
securities that obligate the issuer to pay the bondholder a specified sum of money, Credit usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated                                             Market
debt securities that have remaining maturities of one year or less. These securities                            Credit
may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with
U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
--------------------------------------------------------------------------------------------------------------------------


                                       4


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                                     RISK TYPE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain                           Market
funds for various public purposes. Municipal securities include (a) governmental                                Credit
lease certificates of participation issued by state or municipal authorities where                            Political
payment is secured by installment payments for equipment, buildings, or other                                     Tax
facilities being leased by the state or municipality; (b) government lease                                    Regulatory
certificates purchased by the Fund will not contain nonappropriation clauses;
(c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment                               Market
to return the security to the seller at an agreed upon price on an agreed upon date.                           Leverage
This is treated as a loan.
--------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933,                             Liquidity
such as privately placed commercial paper and Rule 144A securities.                                             Market
--------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous commitment                            Market
to buy the security back at an agreed upon price on an agreed upon date. This is treated                       Leverage
as a borrowing by a Fund.
--------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury obligations and their unmatured interest                                 Interest Rate
coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.
--------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the                                    Liquidity
deposit of funds.                                                                                               Credit
                                                                                                                Market
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and                                         Interest Rate
instrumentalities of the U.S. Government. These include Ginnie Mae,                                             Credit
Fannie Mae, and Freddie Mac.
--------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered interest                        Interest Rate
and principal securities, and coupons under bank entry safekeeping.
--------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates                                         Credit
which are reset daily, weekly, quarterly or some other period and which may                                    Liquidity
be payable to the Fund on demand.                                                                               Market
--------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                                 Market
securities at a fixed price for delivery at a future date. Under normal market                                 Leverage
conditions, when-issued purchases and forward commitments will not                                             Liquidity
exceed 25% of the value of a Fund's total assets.
--------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no                                      Credit
interest, but are issued at a discount from their value at maturity. When held to                               Market
maturity, their entire return equals the difference between their issue price and                            Interest Rate
their maturity value.
--------------------------------------------------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is in turn a wholly-owned subsidiary of Fifth Third Financial Corporation. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Advisor is seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the prior approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. If the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fee to be paid by the Fund is as follows:

                                                           AS A PERCENTAGE OF
                                                        AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                   0.40%
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Fund is determined by using amortized cost.

Fifth Third U.S. Treasury Money Market calculates its NAV at 4 p.m. Eastern Time. The Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the U.S. Treasury Money Market Fund must be received by the Funds, its transfer agent, or servicing agent by 4 p.m. (Eastern Time) in order to receive that day's NAV.

Preferred shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Preferred shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Preferred shares of the Fifth Third U.S. Treasury Money Market Fund is $500,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS
--------------------------------------------------------------------------------

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. The Fund does not expect to pay any capital gains.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the Fund, as a money market fund, seeks to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption will result in such a taxable gain or loss.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. However, as a money market fund, it is unlikely that the Fund will distribute long-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. Because the Fund invests all of its assets in U.S. Treasury obligations, it is expected that distributions from the Fund should not be subject to State taxation. However, State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fund are not presented because the Preferred Shares of this Fund are newly offered and do not have a financial history.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
-------------------------------------------------------------------------------------------------------------------


Fifth Third Funds                                                               Fifth Third Funds
Fifth Third U.S. Treasury Money Market Fund                                     3435 Stelzer Road
Preferred Shares                                                                Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------------------------

Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing Agent,                          Fifth Third Bank
  Accountant and Custodian                                                      38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                               BISYS Fund Services Limited
                                                                                Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant                   BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                            PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.



--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------

               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.

                            Logo: Fifth Third Funds

                                        Investment Company Act file no. 811-5669